Short-term trade and other receivables for sales and services (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about trade and other trade receivables for sales and services [Line Items]
Trade and other current receivables	€ (2,228)	€ (1,677)	€ (1,600)
Increase decrease in trade and other current receivables exchange rate	29	19
Increase decrease in trade and other current receivables consolidation scope changes	1	(12)
Increase decrease in trade and other current receivables other	522	70
Trade receivables for sales and services [Member]
Disclosure of detailed information about trade and other trade receivables for sales and services [Line Items]
Trade and other current receivables	(1,625)	(1,353)	(1,300)
Increase decrease in trade and other current receivables exchange rate	24	15
Increase decrease in trade and other current receivables consolidation scope changes	1	(12)
Increase decrease in trade and other current receivables other	248	51
Other receivables [Member]
Disclosure of detailed information about trade and other trade receivables for sales and services [Line Items]
Trade and other current receivables	(602)	(324)	€ (300)
Increase decrease in trade and other current receivables exchange rate	5	4
Increase decrease in trade and other current receivables consolidation scope changes	0	0
Increase decrease in trade and other current receivables other	€ 274	€ 20